AMERICAN CENTURY MUNICIPAL TRUST

                              PROSPECTUS SUPPLEMENT

                  Arizona Intermediate-Term Municipal * Florida
               Municipal Money Market * Florida Intermediate-Term
           Municipal * Tax-Free Money Market * Limited-Term Tax-Free *
                 Intermediate-Term Tax-Free * Long-Term Tax-Free

                       SUPPLEMENT DATED FEBRUARY 28, 1998
                       Prospectus dated September 2, 1997

THE FOLLOWING DISCLOSURE REPLACES THE PARAGRAPHS UNDER THE HEADING "CASH MANAGEMENT" FOUND ON PAGE 19.

    Each of the funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.


THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AS THE SECOND PARAGRAPH UNDER THE HEADING "AMERICAN CENTURY INVESTMENTS" ON PAGE 21 OF THE PROSPECTUS.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 28 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "WHEN SHARE PRICE IS DETERMINED."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 33 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "TRANSFER AND ADMINISTRATIVE SERVICES."

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.


THE  FOLLOWING   DISCLOSURE  REPLACES  THE  FIRST  SENTENCE  UNDER  THE  HEADING
"DISTRIBUTION OF FUND SHARES" FOUND ON PAGE 33 OF THE PROSPECTUS.

    The funds' shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.


                        AMERICAN CENTURY MUNICIPAL TRUST

PLEASE INSERT THE FOLLOWING INFORMATION ON PAGES 9, 10 AND 11:

             For a Share Outstanding Throughout the Year Ended October 31, 1997

                                                              INTERMEDIATE-
                                              LIMITED-TERM        TERM          LONG-TERM
                                                TAX-FREE        TAX-FREE        TAX-FREE

PER-SHARE DATA

Net Asset Value,
Beginning of Period ..........................   $10.08          $10.35          $10.58
                                                --------        --------        --------
Income From Investment Operations

  Net Investment Income ......................    0.41            0.49            0.55

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions .................    0.10            0.21            0.33
                                                --------        --------        --------
  Total From Investment Operations ...........    0.51            0.70            0.88
                                                --------        --------        --------
Distributions

  From Net Investment Income .................   (0.41)          (0.49)          (0.55)

  From Net Realized Gains
  on Investment Transactions .................   (0.07)          (0.10)          (0.16)
                                                --------        --------        --------
  Total Distributions ........................   (0.48)          (0.59)          (0.71)
                                                --------        --------        --------
Net Asset Value, End of Period ...............   $10.11          $10.46          $10.75
                                                ========        ========        ========
  TOTAL RETURN(1) ............................    5.22%           6.88%           8.59%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ........................    0.59%           0.58%           0.58%

Ratio of Net Investment Income
to Average Net Assets ........................    4.05%           4.71%           5.16%

Portfolio Turnover Rate ......................      74%          35% (2)         65% (3)

Net Assets, End
of Period (in thousands) .....................  $36,437         $132,416        $108,868

(1) TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS   AND  CAPITAL  GAINS
    DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(2) PURCHASES, SALES, AND MARKET VALUE AMOUNTS FOR BENHAM INTERMEDIATE-TERM TAX-FREE FUND PRIOR TO THE MERGER WERE EXCLUDED FROM THE PORTFOLIO TURNOVER CALCULATION.

(3) PURCHASES,  SALES,  AND MARKET VALUE AMOUNTS FOR BENHAM  LONG-TERM  TAX-FREE
    FUND PRIOR TO THE MERGER WERE EXCLUDED FROM THE PORTFOLIO TURNOVER CALCULATION.


                                                         [american century logo]
                                                                  American
                                                               Century(Reg.sm)

                                                                P.O. Box 419200
                                                          Kansas City, Missouri
                                                                      64141-6200
                                                  1-800-345-2021 or 816-531-5575

SH-SPL-11692  9802

                        AMERICAN CENTURY MUNICIPAL TRUST

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
               SUPPLEMENT DATED FEBRUARY 28, 1998 TO Statement of
                 Additional Information dated September 2, 1997

ON PAGE 1, PLEASE DELETE THE FIRST TWO SENTENCES OF THE PARAGRAPH UNDER THE HEADING "AMERICAN CENTURY MUNICIPAL TRUST" AND REPLACE WITH THE FOLLOWING:

    This Statement is not a prospectus but should be read in conjunction with the Funds' current Prospectus dated September 2, 1997. The Arizona Fund, Florida Funds and Tax-Free Money Market Funds' annual and semiannual reports, which are dated May 31, 1997 and November 30, 1997, respectively, are incorporated herein by reference. The Limited-Term Tax-Free, Intermediate-Term Tax-Free and Long-Term Tax-Free Funds' annual and semiannual reports, which are dated October 31, 1997 and November 30, 1997, respectively, are incorporated herein by reference.


ON PAGE 8, PLEASE DELETE THE FIRST SENTENCE UNDER THE HEADING "OTHER INVESTMENT COMPANIES" AND REPLACE WITH THE FOLLOWING:

    Each of the funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.


ON PAGE 14, PLEASE INSERT THE FOLLOWING PARAGRAPH ABOVE THE SECTION TITLED "TAXES":

MULTIPLE CLASS PERFORMANCE ADVERTISING

    Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.


ON PAGE 19, PLEASE DELETE THE REFERENCES TO JAMES M. BENHAM AND JAMES E. STOWERS III UNDER THE HEADING OF "TRUSTEES AND OFFICERS-TRUSTEES" AND INSERT THE
FOLLOWING:

    *WILLIAM M. LYONS, Trustee (1998). Mr. Lyons is President, Chief Operating Officer and General Counsel of ACC; Executive Vice President and General Counsel of ASC and ACIS; Assistant Secretary of ACC; and Secretary of ACS and ACIS.

    *JAMES E. STOWERS III,  Chairman of the Board of Trustees (1998) and Trustee
(1995). Mr. Stowers III is Chief Executive Officer and Director of ACC, ACS and ACIS.


ON PAGE 19, PLEASE DELETE THE PARAGRAPHS UNDER THE HEADING OF "TRUSTEES AND OFFICERS-OFFICERS" AND REPLACE WITH THE FOLLOWING:

    *RICHARD W. INGRAM, President (1998). Mr. Ingram is Executive Vice President and Director of Client Services and Treasury Administration, Funds Distributor, Inc. (FDI). Mr. Ingram joined FDI in 1995. Prior to joining FDI, Mr. Ingram served as Vice President and Division Manager of First Data Investor Services Group, Inc. (from March 1994 to November 1995) and before that as Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc. (from 1989 to 1994).

    *DOUGLAS A. PAUL, Secretary (1988), Vice President (1990), and General Counsel (1990). Mr. Paul is Vice President and Associate General Counsel of ACS.

    *MARYANNE ROEPKE, CPA, Treasurer (1995) and Vice President (1998). Ms. Roepke is Vice President and Assistant Treasurer of ACS.

    *CHRISTOPHER J. KELLEY, Vice President (1998). Mr. Kelley is Vice President and Associate General Counsel of FDI. Mr. Kelley joined FDI in 1996. Prior to joining FDI, Mr. Kelley served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

    *MARY A. NELSON, Vice President (1998). Ms. Nelson is Vice President and Manager of Treasury Services and Administration of FDI. Ms. Nelson joined FDI in 1995. Prior to joining FDI, Ms. Nelson served as Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

    *PATRICK A. LOOBY, Vice President and Assistant Secretary (1998). Mr. Looby is Vice President and Associate General Counsel of ACS.

    *JON ZINDEL, Tax Officer (1997). Mr. Zindel has been Director of Taxation of ACS since 1996. Prior to joining ACS, he was Tax Manager, Price Waterhouse LLP
(1989).

    *C. JEAN WADE, Controller, (1996).


ON PAGE 23, PLEASE DELETE THE FIRST SENTENCE UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" AND REPLACE WITH THE FOLLOWING:

    The Funds' shares are distributed by FDI, a registered broker-dealer.


                                                         [american century logo]
                                                                 American
                                                             Century(reg.sm)

                                                                 P.O. Box 419200
                                                          Kansas City, Missouri
                                                                     64141-6200
                                                 1-800-345-2021 or 816-531-5575

SH-SPL-11693  9802